Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Innovator Premium Income 10 Barrier ETF™ – October

Innovator Premium Income 20 Barrier ETF™ – October

Innovator Premium Income 30 Barrier ETF™ – October

Innovator Premium Income 40 Barrier ETF™ – October

(each, a “Fund” and together, the “Funds”)

Supplement To Each Fund’s Prospectus
Dated February 27, 2024

September 23, 2024

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an annualized distribution payment rate (the “Defined Distribution Rate”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period for each Fund will end on September 30, 2024, and each Fund will commence a new Outcome Period that will begin on October 1, 2024 and end on September 30, 2025. Each Fund’s Defined Distribution Rate will not be determined until the start of the new Outcome Period on October 1, 2024. A supplement to each Fund’s prospectus will be filed on September 30, 2024 that will include the actual Defined Distribution Rate for the new Outcome Period, which may be higher or lower than the estimated Defined Distribution Rate ranges set forth below. As of September 23, 2024, the expected range of each Fund’s Defined Distribution Rate is set forth below.

Fund Name	Ticker	Estimated Defined Distribution Rate Range
Innovator Premium Income 10 Barrier ETF™ – October	OCTD	7.99% – 8.47% (7.20% – 7.68% after taking into account the Fund’s unitary management fee)
Innovator Premium Income 20 Barrier ETF™ – October	OCTH	6.71% – 7.16% (5.92% – 6.37% after taking into account the Fund’s unitary management fee)
Innovator Premium Income 30 Barrier ETF™ – October	OCTJ	5.55% – 5.96% (4.76% – 5.17% after taking into account the Fund’s unitary management fee)
Innovator Premium Income 40 Barrier ETF™ – October	OCTQ	4.83% – 5.43% (4.04% – 4.64% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference